Statutory Reserve (Tables)	12 Months Ended
Jun. 30, 2021
Statutory Reserve [Abstarct]
Schedule of statutory reserve
Balance - June 30, 2019	$503,640
Appropriation to statutory reserve	275,454
Balance - June 30, 2020	779,094
Appropriation to statutory reserve	462,479
Balance - June 30, 2021	$1,241,573